Segment and corporate information (Tables)	3 Months Ended
Mar. 31, 2025
Segment and corporate information
Schedule of segment and corporate information

Segment and corporate information

in € THOUS

		Care	Total	Inter-segment
	Care Delivery	Enablement	Segment	eliminations	Corporate	Total
Three months ended March 31, 2025
Revenue from health care services(1)	3,276,313	—	3,276,313	—	—	3,276,313
Revenue from health care products(1)	77,562	1,001,629	1,079,191	—	—	1,079,191
Revenue from contracts with customers(1)	3,353,875	1,001,629	4,355,504	—	—	4,355,504
Revenue from insurance contracts(1)	503,360	—	503,360	—	—	503,360
Revenue from lease contracts(1)	—	22,590	22,590	—	—	22,590
Revenue from external customers	3,857,235	1,024,219	4,881,454	—	—	4,881,454
Inter-segment revenue	—	342,713	342,713	(342,713)	—	—
Revenue	3,857,235	1,366,932	5,224,167	(342,713)	—	4,881,454
Costs of revenue	(3,113,173)	(922,255)	(4,035,428)	337,396	556	(3,697,476)
Research and development	—	(43,482)	(43,482)	—	—	(43,482)
Operating income (loss)	323,246	94,301	417,547	(5,317)	(80,840)	331,390
Interest						(80,737)
Income before income taxes						250,653
Depreciation and amortization	(261,847)	(114,546)	(376,393)	10,836	(17,040)	(382,597)
Impairment loss	(9,350)	(2,416)	(11,766)	—	—	(11,766)
Income (loss) from equity method investees	47,833	—	47,833	—	—	47,833
Total assets(1)	42,629,782	14,487,213	57,116,995	(35,342,476)	10,960,515	32,735,034
thereof investment in equity method investees(1)	666,752	—	666,752	—	—	666,752
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	209,843	112,285	322,128	(9,837)	5,417	317,708

Three months ended March 31, 2024
Revenue from health care services(1)	3,365,334	—	3,365,334	—	—	3,365,334
Revenue from health care products(1)	39,890	914,194	954,084	—	—	954,084
Revenue from contracts with customers(1)	3,405,224	914,194	4,319,418	—	—	4,319,418
Revenue from insurance contracts(1)	382,930	—	382,930	—	—	382,930
Revenue from lease contracts(1)	—	22,174	22,174	—	—	22,174
Revenue from external customers	3,788,154	936,368	4,724,522	—	—	4,724,522
Inter-segment revenue	—	360,690	360,690	(360,690)	—	—
Revenue	3,788,154	1,297,058	5,085,212	(360,690)	—	4,724,522
Costs of revenue	(3,021,528)	(888,042)	(3,909,570)	357,687	1,012	(3,550,871)
Research and development	(11)	(47,790)	(47,801)	—	—	(47,801)
Operating income (loss)	188,549	70,215	258,764	838	(13,589)	246,013
Interest						(88,187)
Income before income taxes						157,826
Depreciation and amortization	(264,654)	(115,365)	(380,019)	10,332	(18,048)	(387,735)
Impairment loss	(123,661)	(1,047)	(124,708)	—	—	(124,708)
Income (loss) from equity method investees	28,843	—	28,843	—	—	28,843
Total assets(1)	44,033,238	13,640,881	57,674,119	(34,533,212)	11,195,192	34,336,099
thereof investment in equity method investees(1)	615,755	—	615,755	—	—	615,755
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	188,950	85,846	274,796	(10,178)	20,420	285,038

(1)

These line items are included to comply with requirements under IFRS 8 and IFRS 15 or are provided on a voluntary basis, but not included in the information regularly reviewed by the chief operating decision maker.